Principal Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign currency translation adjustment, net of nil tax	$ 143	$ 1,101	$ 37
Foreign exchange loss	30	(58)	(8)
Amortization expenses	18	21	122
Shipping costs included in fulfillment expenses	26,393	25,237	14,285
Advertising expenses	75,396	50,170	35,907
Vesting period	4 years
Employee social benefits included as expenses	5,338	3,579	2,187
Government grant	8,856	299
Appropriations to statutory reserves
Statutory Reserves [Member]
Foreign currency translation adjustment, net of nil tax
Appropriations to statutory reserves	$ (2)	$ (160)	$ (250)